Loans Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Loans Receivable, Net [Abstract]
Schedule of loans receivable
	September 30,	December 31,
	2017	2016
	(Unaudited)
Business loans	$64,639,365	$58,387,204
Personal loans	113,279,131	96,332,530
Total loan receivable	177,918,496	154,719,734
Provision for loan losses
Collectively assessed	(224,712)	(1,405,536)
Individually assessed	(26,001,382)	(5,020,771)
Provision for loan losses	(26,226,094)	(6,426,307)
Loans receivable, net	151,692,402	148,293,427

Loans receivable – related parties, net	3,245,729	—
Loans receivable – third parties, net	$148,446,673	$148,293,427

	December 31,	December 31,
	2016	2015
Business loans	$58,387,204	$41,794,907
Personal loans	96,332,530	99,118,875
Total loan receivable	154,719,734	140,913,782
Provision for loan losses
Collectively assessed	(1,405,536)	(1,401,061)
Individually assessed	(5,020,771)	(807,647)
Provision for loan losses	(6,426,307)	(2,208,708)
Loans receivable, net	$148,293,427	$138,705,074

Schedule of aging of loans
	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Business loans	$4,272,040	$495,875	$—	$6,772,448	$11,540,363	$53,099,002	$64,639,365
Personal loans	30,066,037	3,693,519	—	919,623	34,679,179	78,599,952	113,279,131
	$34,338,077	$4,189,394	$—	$7,692,071	$46,219,542	$131,698,954	$177,918,496

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$—	$719,966	$5,077,202	$719,966	$6,517,134	$51,870,070	$58,387,204
Personal loans	—	-	881,239	-	881,239	95,451,291	96,332,530
	$—	$719,966	$5,958,441	$719,966	$7,398,373	$147,321,361	$154,719,734

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$-	$719,966	$5,077,202	$719,966	$6,517,134	$51,870,070	$58,387,204
Personal loans	-	-	881,239	-	881,239	95,451,291	96,332,530
	$-	$719,966	$5,958,441	$719,966	$7,398,373	$147,321,361	$154,719,734

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$-	$9,698,538	$770,214	$-	$10,468,752	$31,326,155	$41,794,907
Personal loans	-	4,254,664	-	-	4,254,664	94,864,211	99,118,875
	$-	$13,953,202	$770,214	$-	$14,723,416	$126,190,366	$140,913,782

Summary of the company's loan portfolio by collateral
	Business loans	Personal loans	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Guarantee backed loans	$44,852,441	$33,695,326	$78,547,767
Pledged assets backed loans	13,929,586	77,277,234	91,206,820
Collateral backed loans	5,857,338	2,306,571	8,163,909
	$64,639,365	$113,279,131	$177,918,496

	Business loans	Personal loans	Total
Guarantee backed loans	$44,114,593	$40,442,991	$84,557,584
Pledged assets backed loans	11,392,746	53,489,172	64,881,918
Collateral backed loans	2,879,865	2,400,367	5,280,232
	$58,387,204	$96,332,530	$154,719,734

	Business loans	Personal loans	Total
Guarantee backed loans	$44,114,593	$40,442,991	$84,557,584
Pledged assets backed loans	11,392,746	53,489,172	64,881,918
Collateral backed loans	2,879,865	2,400,367	5,280,232
	$58,387,204	$96,332,530	$154,719,734

	Business loans	Personal loans	Total
Guarantee backed loans	$16,505,692	$30,525,132	$47,030,824
Pledged assets backed loans	5,593,296	65,289,524	70,882,820
Collateral backed loans	19,695,919	3,304,219	23,000,138
	$41,794,907	$99,118,875	$140,913,782

Schedule of gross loans receivable for loans:
	September 30,	December 31,
	2017	2016
	(Unaudited)
Business loans	$11,444,199	$10,966,526
Personal loans	41,147,125	39,429,672
Total pledged loans receivable	$52,591,324	$50,396,198

	December 31,	December 31,
	2016	2015
Business loans	$10,966,526	$13,241,523
Personal loans	39,429,672	31,270,700
Total pledged loans receivable	$50,396,198	$44,512,223